CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common stock	Additional paid-in capital	Shares acquired by stock benefit plans	Treasury stock	Retained earnings	Unrealized gains (losses) on securities available for sale	Total
Balance at Dec. 31, 2008	$ 99	$ 43,625	$ (2,829)	$ (12,799)	$ 40,276	$ (141)	$ 68,231
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					1,101		1,101
Cash dividends of $.40, $.44 and $.48 per share for the year ended December 31, 2009, 2010, and 2011 respectively					(1,268)		(1,268)
Amortization expense of stock benefit plans		(54)	760				706
Stock option expense		248					248
Treasury stock repurchases				(29)			(29)
Unrealized gains on securities designated as available for sale, net of related tax benefits						(239)	(239)
Balance at Dec. 31, 2009	99	43,819	(2,069)	(12,828)	40,109	(380)	68,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					1,978		1,978
Cash dividends of $.40, $.44 and $.48 per share for the year ended December 31, 2009, 2010, and 2011 respectively					(1,432)		(1,432)
Amortization expense of stock benefit plans		(37)	767				730
Stock option expense		96					96
Treasury stock repurchases				(32)			(32)
Unrealized gains on securities designated as available for sale, net of related tax benefits						(671)	(671)
Balance at Dec. 31, 2010	99	43,878	(1,302)	(12,860)	40,655	(1,051)	69,419
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings					3,366		3,366
Cash dividends of $.40, $.44 and $.48 per share for the year ended December 31, 2009, 2010, and 2011 respectively					(1,581)		(1,581)
Amortization expense of stock benefit plans		(32)	389				357
Stock option expense		20					20
Treasury stock repurchases
Unrealized gains on securities designated as available for sale, net of related tax benefits						1,329	1,329
Balance at Dec. 31, 2011	$ 99	$ 43,866	$ (913)	$ (12,860)	$ 42,440	$ 278	$ 72,910